Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Intangible Assets Goodwill And Other Assets [Line Items]
Goodwill	$ 75,365	$ 76,103
Estimated amortization expense, 2013	167
Estimated amortization expense, 2014	153
Estimated amortization expense, 2015	126
Estimated amortization expense, 2016	90
Estimated amortization expense, 2017	82
Amortization Expense	169	166	175
Book value of license	36,391	36,493
Payment to licensee	25
Discount rate for cash flow	10.50%
Del Frisco's [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Goodwill	43,928	43,928
Book value of license	678
Sullivan's [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Goodwill	$ 31,437	$ 32,175
Minimum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	7 years
Maximum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	17 years
Favorable leasehold interests [Member] | Minimum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	7 years
Favorable leasehold interests [Member] | Maximum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	9 years
Licensing contract rights [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	17 years